UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2012 Semi-Annual Report to Shareholders

April 30, 2012

PowerShares Active Low Duration Fund (PLK)

PowerShares Active Mega Cap Fund (PMA)

PowerShares Active U.S. Real Estate Fund (PSR)

Table of Contents

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Actively Managed Funds

Schedules of Investments

PowerShares Active Low Duration Fund (PLK)	6

PowerShares Active Mega Cap Fund (PMA)	8

PowerShares Active U.S. Real Estate Fund (PSR)	10

Statements of Assets and Liabilities	12

Statements of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	16

Notes to Financial Statements	18

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement	29

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2012

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PLK	PowerShares Active Low Duration Fund	4/11/08	1,023	258	75	56	8	6	25
PMA	PowerShares Active Mega Cap Fund	4/11/08	1,023	417	27	24	14	10	16
PSR	PowerShares Active U.S. Real Estate Fund	11/20/08	867	370	15	11	8	6	55

	Closing Price Below NAV (bps)
Ticker	0-24	-25-49	-50-99	-100-149	-150-199	-200+
PLK	456	43	53	13	12	18
PMA	450	22	26	10	1	6
PSR	367	13	5	4	3	10

Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2012.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Active Low Duration Fund (PLK) Actual	$1,000.00	$1,004.83	0.29%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46
PowerShares Active Mega Cap Fund (PMA) Actual	$1,000.00	$1,128.76	0.75%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Active U.S. Real Estate Fund (PSR) Actual	$1,000.00	$1,133.64	0.80%	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2012. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Portfolio Composition

PowerShares Active Low Duration Fund (PLK)

Duration Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Maturing in less than 1 year	11.8
Maturing in 1 to 5 years	84.9
Maturing in 6 to 10 years	2.7
Money Market Fund	0.3
Other assets less liabilities	0.3

Schedule of Investments

PowerShares Active Low Duration Fund (PLK)

April 30, 2012 (Unaudited)

Principal Amount		Value
	Long-Term Investments—87.6%
	Corporate Bonds—10.7%
$50,000	American Express Credit Corp., MTN 2.375%, 03/24/17	$51,043
75,000	Anheuser-Busch InBev Worldwide, Inc. 2.875%, 02/15/16	79,816
50,000	Arcelormittal (Luxembourg) 3.750%, 02/25/15	50,998
60,000	Bank of New York Mellon Corp. (The), MTN 1.200%, 02/20/15	60,396
50,000	Corn Products International, Inc. 4.625%, 11/01/20	53,836
50,000	CSX Corp. 3.700%, 10/30/20	52,837
50,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 7.625%, 05/15/16	51,938
50,000	Express Scripts Holding Co. 3.500%, 11/15/16(a)	52,887
50,000	General Electric Capital Corp., MTN 2.300%, 04/27/17	50,126
50,000	Goldman Sachs Group, Inc. (The) 3.300%, 05/03/15	49,965
50,000	Morgan Stanley 4.750%, 03/22/17	49,963
50,000	Raytheon Co. 1.625%, 10/15/15	51,086
50,000	Southern Power Co., Series D 4.875%, 07/15/15	55,247
25,000	Union Pacific Corp. 4.000%, 02/01/21	27,271
70,000	UnitedHealth Group, Inc. 3.875%, 10/15/20	75,846
		813,255

Principal Amount		Value
	Long-Term Investments (Continued)
	United States Government and Agencies Obligations—76.9%
	Federal Farm Credit Bank—2.7%
$200,000	1.625%, 11/19/14	$206,065
	Federal Home Loan Mortgage Corporation—11.8%
300,000	0.500%, 04/17/15	300,117
200,000	0.625%, 12/29/14	200,972
200,000	0.750%, 11/25/14	201,731
200,000	1.000%, 03/08/17	200,082
		902,902
	Federal National Mortgage Association—11.8%
300,000	0.500%, 05/27/15	299,849
400,000	0.750%, 12/19/14	403,276
200,000	1.125%, 04/27/17	201,093
		904,218
	United States Treasury Inflation Indexed Bonds—4.3%
300,000	0.125%, 04/15/16(b)	328,182
	United States Treasury Notes—46.3%
540,000	0.500%, 10/15/14	542,320
50,000	0.625%, 07/15/14	50,371
650,000	1.000%, 01/15/14	658,354
190,000	1.000%, 05/15/14	192,776
200,000	1.000%, 08/31/16	202,844
50,000	1.375%, 05/15/13	50,611
600,000	2.125%, 05/31/15(c)	631,407
800,000	2.250%, 01/31/15	841,063
170,000	3.625%, 05/15/13	176,036
170,000	4.000%, 02/15/15	187,040
		3,532,822
	Total United States Government and Agencies Obligation	5,874,189
	Total Long-Term Investments (Cost $6,586,071)	6,687,444

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active Low Duration Fund (PLK)

April 30, 2012 (Unaudited)

Principal Amount		Value
	Short-Term Investments—12.1%
	Corporate Bonds—4.1%
$100,000	Citigroup Funding, Inc. 1.875%, 10/22/12	$100,792
80,000	Citigroup Funding, Inc. 2.250%, 12/10/12	81,038
80,000	Husky Energy, Inc. (Canada) 6.250%, 06/15/12	80,529
50,000	Wells Fargo & Co. 2.125%, 06/15/12	50,119
		312,478
	United States Government and Agencies Obligations—7.7%
	United States Treasury Notes—7.7%
130,000	1.375%, 01/15/13	131,112
225,000	1.375%, 03/15/13	227,338
225,000	4.250%, 09/30/12	228,867
		587,317
Number of Shares
	Money Market Fund—0.3%
22,151	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	22,151
	Total Short-Term Investments (Cost $915,046)	921,946
	Total Investments (Cost $7,501,117)—99.7%	7,609,390
	Other assets less liabilities—0.3%	23,840
	Net Assets—100.0%	$7,633,230

Investment Abbreviations:

MTN—Medium Term Note

Notes to Schedule of Investments:

(a)  Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in the transaction exempt from registration, typically to qualified institutional buyers.

(b)  Principal amount of security and interest payment are adjusted for inflation.

(c)  All or a portion of the value was pledged as collateral for financial futures contracts. See Note 2H and Note 5.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active Mega Cap Fund (PMA)

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Information Technology	33.2
Health Care	22.0
Energy	20.4
Financials	16.8
Materials	2.5
Telecommunication Services	2.0
Industrials	2.1
Consumer Discretionary	0.5
Consumer Staples	0.4
Money Market Fund	0.1
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Active Mega Cap Fund (PMA)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—0.5%
670	Ford Motor Co.	$7,558
527	Time Warner Cable, Inc.	42,397
		49,955
	Consumer Staples—0.4%
1,788	Kroger Co. (The)	41,607
	Energy—20.4%
1,409	Anadarko Petroleum Corp.	103,153
5,406	Chevron Corp.	576,063
6,957	ConocoPhillips	498,330
6,618	Exxon Mobil Corp.	571,398
6,365	Marathon Oil Corp.	186,749
2,250	Marathon Petroleum Corp.	93,623
2,989	WPX Energy, Inc.(a)	52,517
		2,081,833
	Financials—16.8%
510	American Express Co.	30,707
1,258	American Tower Corp. REIT	82,500
5,353	Bank of America Corp.	43,413
1,756	Berkshire Hathaway, Inc., Class B(a)	141,270
4,136	Citigroup, Inc.	136,654
3,209	JPMorgan Chase & Co.	137,923
241	PNC Financial Services Group, Inc.	15,983
339	Prudential Financial, Inc.	20,523
2,985	Public Storage REIT	427,631
2,315	Simon Property Group, Inc. REIT	360,214
249	State Street Corp.	11,509

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials (Continued)
5,002	U.S. Bancorp	$160,914
4,259	Wells Fargo & Co.	142,378
		1,711,619
	Health Care—22.0%
5,112	Aetna, Inc.	225,133
7,504	Amgen, Inc.	533,609
4,949	Bristol-Myers Squibb Co.	165,148
804	Celgene Corp.(a)	58,628
6,402	Eli Lilly & Co.	264,979
788	Gilead Sciences, Inc.(a)	40,984
1,801	HCA Holdings, Inc.	48,483
1,731	Merck & Co., Inc.	67,924
19,647	Pfizer, Inc.	450,506
5,022	UnitedHealth Group, Inc.	281,985
1,515	WellPoint, Inc.	102,747
		2,240,126
	Industrials—2.1%
10,763	General Electric Co.	210,739
	Information Technology—33.2%
416	Accenture PLC, Class A (Ireland)	27,019
3,940	Adobe Systems, Inc.(a)	132,226
919	Apple, Inc.(a)	536,917
7,905	Applied Materials, Inc.	94,781
27,580	Cisco Systems, Inc.	555,737
24,865	Dell, Inc.(a)	407,040
12,041	Intel Corp.	341,964
959	International Business Machines Corp.	198,590

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active Mega Cap Fund (PMA)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology (Continued)
33	MasterCard, Inc., Class A	$14,925
12,853	Microsoft Corp.	411,553
3,442	Motorola Solutions, Inc.	175,645
12,939	Symantec Corp.(a)	213,752
1,862	Visa, Inc., Class A	228,989
2,311	Yahoo!, Inc.(a)	35,913
		3,375,051
	Materials—2.5%
2,976	Freeport-McMoRan Copper & Gold, Inc.	113,981
3,434	LyondellBasell Industries NV, Class A (Netherlands)	143,472
		257,453
	Telecommunication Services—2.0%
955	AT&T, Inc.	31,429
4,210	Verizon Communications, Inc.	170,000
		201,429
	Total Common Stocks and Other Equity Interests (Cost $9,121,839)	10,169,812
	Money Market Fund—0.1%
5,687	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,687)	5,687
	Total Investments (Cost $9,127,526)—100.0%	10,175,499
	Liabilities in excess of other assets—(0.0)%	(540)
	Net Assets—100.0%	$10,174,959

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active U.S. Real Estate Fund (PSR)

Property Type and Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2012 (Unaudited)

Apartments	18.6
Diversified	17.6
Regional Malls	13.4
Office Property	12.3
Health Care	9.6
Shopping Centers	8.7
Hotels	7.0
Warehouse/Industrial	6.8
Storage	4.2
Single Tenant	1.1
Property Trust	0.6
Money Market Fund	0.1
Liabilities in excess of other assets	(0.0)

Schedule of Investments

PowerShares Active U.S. Real Estate Fund (PSR)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts—99.9%
	Apartments—18.6%
6,831	American Campus Communities, Inc.	$303,638
11,646	Apartment Investment & Management Co., Class A	316,189
9,196	AvalonBay Communities, Inc.	1,337,098
7,623	Camden Property Trust	515,848
8,918	Education Realty Trust, Inc.	100,506
8,758	Equity Residential	538,091
3,265	Essex Property Trust, Inc.	515,772
4,652	Home Properties, Inc.	284,005
3,646	Mid-America Apartment Communities, Inc.	248,183
3,401	Post Properties, Inc.	165,629
15,126	UDR, Inc.	398,268
		4,723,227
	Diversified—17.6%
18,952	American Tower Corp.	1,242,872
10,152	Digital Realty Trust, Inc.	762,314
4,508	Entertainment Properties Trust	216,339
11,191	Liberty Property Trust	407,912
15,746	Plum Creek Timber Co., Inc.	661,962
1,754	PS Business Parks, Inc.	119,710
6,660	Vornado Realty Trust	571,694
24,113	Weyerhaeuser Co.	490,941
		4,473,744
	Health Care—9.6%
12,072	HCP, Inc.	500,384
19,064	Health Care Realty Trust, Inc.	409,495
2,941	LTC Properties, Inc.	97,876

Number of Shares		Value
	Real Estate Investment Trusts (Continued)
	Health Care (Continued)
15,688	Senior Housing Properties Trust	$346,391
18,325	Ventas, Inc.	1,077,327
		2,431,473
	Hotels—7.0%
68,296	Host Hotels & Resorts, Inc.	1,136,445
10,238	LaSalle Hotel Properties	301,100
17,996	Strategic Hotels & Resorts, Inc.(a)	122,553
20,564	Sunstone Hotel Investors, Inc.(a)	209,753
		1,769,851
	Office Property—12.3%
5,977	Alexandria Real Estate Equities, Inc.	447,797
14,829	BioMed Realty Trust, Inc.	293,911
6,132	Boston Properties, Inc.	663,789
9,280	Douglas Emmett, Inc.	215,667
6,977	Highwoods Properties, Inc.	242,311
10,629	Kilroy Realty Corp.	504,346
16,715	Piedmont Office Realty Trust, Inc., Class A	296,524
5,700	SL Green Realty Corp.	469,908
		3,134,253
	Property Trust—0.6%
2,701	Sovran Self Storage, Inc.	142,343
	Regional Malls—13.4%
12,746	Macerich Co. (The)	784,771
16,878	Simon Property Group, Inc.	2,626,217
		3,410,988

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active U.S. Real Estate Fund (PSR)

April 30, 2012 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts (Continued)
	Shopping Centers—8.7%
29,270	DDR Corp.	$433,196
3,063	Federal Realty Investment Trust	308,322
39,218	Kimco Realty Corp.	761,221
8,700	Regency Centers Corp.	391,152
11,649	Weingarten Realty Investors	309,397
		2,203,288
	Single Tenant—1.1%
10,070	National Retail Properties, Inc.	275,717
	Storage—4.2%
11,883	CubeSmart	149,251
4,598	Extra Space Storage, Inc.	139,549
5,469	Public Storage	783,489
		1,072,289
	Warehouse/Industrial—6.8%
23,787	DCT Industrial Trust, Inc.	141,057
44,390	Prologis, Inc.	1,588,274
		1,729,331
	Total Real Estate Investment Trusts (Cost $22,626,803)	25,366,504
	Money Market Fund—0.1%
20,619	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $20,619)	20,619
	Total Investments (Cost $22,647,422)—100.0%	25,387,123
	Liabilities in excess of other assets—(0.0)%	(5,695)
	Net Assets—100.0%	$25,381,428

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	PowerShares Active Low Duration Fund (PLK)	PowerShares Active Mega Cap Fund (PMA)	PowerShares Active U.S. Real Estate Fund (PSR)
ASSETS:
Investments, at value	$7,609,390	$10,175,499	$25,387,123
Receivables:
Investments sold	50,842	—	—
Dividends and interest	32,939	5,695	10,464
Total Assets	7,693,171	10,181,194	25,397,587
LIABILITIES:
Due to custodian	6,551	—	—
Payables:
Investments purchased	50,890	—	—
Variation margin	687	—	—
Accrued unitary management fees	1,813	6,235	16,159
Total Liabilities	59,941	6,235	16,159
NET ASSETS	$7,633,230	$10,174,959	$25,381,428
NET ASSETS CONSIST OF:
Shares of beneficial interest	$7,514,720	$9,561,922	$21,930,022
Undistributed net investment income	10,949	13,490	143,713
Undistributed net realized gain (loss)	10,290	(448,426)	567,992
Net unrealized appreciation	97,271	1,047,973	2,739,701
Net Assets	$7,633,230	$10,174,959	$25,381,428
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	350,000	450,000
Net asset value	$25.44	$29.07	$56.40
Share price	$25.42	$29.07	$56.39
Investments, at cost	$7,501,117	$9,127,526	$22,647,422

See Notes to Financial Statements.

Statements of Operations

Six Months Ended April 30, 2012 (Unaudited)

	PowerShares Active Low Duration Fund (PLK)	PowerShares Active Mega Cap Fund (PMA)	PowerShares Active U.S. Real Estate Fund (PSR)
INVESTMENT INCOME:
Interest income	$43,463	$—	$—
Dividend income	—	80,078	320,627
Foreign withholding tax	—	(839)	—
Total Income	43,463	79,239	320,627
EXPENSES:
Unitary management fees	11,395	28,806	86,130
Net Investment Income	32,068	50,433	234,497
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment securities	45,322	(86,460)	(260,873)
Futures contracts	(16,520)	—	—
In-kind redemptions	—	264,875	909,483
Net realized gain	28,802	178,415	648,610
Change in net unrealized appreciation (depreciation) on:
Investment securities	(10,981)	674,892	2,201,660
Futures contracts	(12,056)	—	—
Net change in unrealized appreciation (depreciation)	(23,037)	674,892	2,201,660
Net realized and unrealized gain	5,765	853,307	2,850,270
Net increase in net assets resulting from operations	$37,833	$903,740	$3,084,767

See Notes to Financial Statements.

Statements of Changes in Net Assets

	PowerShares Active Low Duration Fund (PLK)		PowerShares Active Mega Cap Fund (PMA)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$32,068	$93,726	$50,433	$64,601
Net realized gain (loss)	28,802	(10,459)	178,415	238,668
Net change in unrealized appreciation (depreciation)	(23,037)	(6,477)	674,892	73,858
Net increase in net assets resulting from operations	37,833	76,790	903,740	377,127
Undistributed net investment income (loss) included in the price of units issued and redeemed	13,198	(1,840)	12,384	5,894
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(34,317)	(93,726)	(62,491)	(81,438)
Capital gains	—	(16,909)	—	—
Return of capital	—	(23,768)	—	—
Total distributions to shareholders	(34,317)	(134,403)	(62,491)	(81,438)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	3,805,877	8,359,692	7,578,243
Value of shares repurchased	(2,543,785)	(3,810,397)	(4,223,428)	(6,236,708)
Net income (loss) equalization	(13,198)	1,840	(12,384)	(5,894)
Net increase (decrease) in net assets resulting from share transactions	(2,556,983)	(2,680)	4,123,880	1,335,641
Increase (Decrease) in Net Assets	(2,540,269)	(62,133)	4,977,513	1,637,224
NET ASSETS:
Beginning of period	10,173,499	10,235,632	5,197,446	3,560,222
End of period	$7,633,230	$10,173,499	$10,174,959	$5,197,446
Undistributed net investment income at end of period	$10,949	$—	$13,490	$13,164
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	150,000	300,000	300,000
Shares repurchased	(100,000)	(150,000)	(150,000)	(250,000)
Shares outstanding, beginning of period	400,000	400,000	200,000	150,000
Shares outstanding, end of period	300,000	400,000	350,000	200,000

See Notes to Financial Statements.

	PowerShares Active U.S. Real Estate Fund (PSR)
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$234,497	$225,968
Net realized gain (loss)	648,610	2,193,831
Net change in unrealized appreciation (depreciation)	2,201,660	(1,533,482)
Net increase in net assets resulting from operations	3,084,767	886,317
Undistributed net investment income (loss) included in the price of units issued and redeemed	60,475	(143,326)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(207,159)	(299,271)
Capital gains	(32,040)	—
Return of capital	—	—
Total distributions to shareholders	(239,199)	(299,271)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,790,442	21,764,462
Value of shares repurchased	(12,866,148)	(25,178,240)
Net income (loss) equalization	(60,475)	143,326
Net increase (decrease) in net assets resulting from share transactions	4,863,819	(3,270,452)
Increase (Decrease) in Net Assets	7,769,862	(2,826,732)
NET ASSETS:
Beginning of period	17,611,566	20,438,298
End of period	$25,381,428	$17,611,566
Undistributed net investment income at end of period	$143,713	$55,900
CHANGES IN SHARES OUTSTANDING:
Shares sold	350,000	450,000
Shares repurchased	(250,000)	(550,000)
Shares outstanding, beginning of period	350,000	450,000
Shares outstanding, end of period	450,000	350,000

Financial Highlights

PowerShares Active Low Duration Fund (PLK)

	Six Months Ended April 30, 2012		Year Ended October 31,				For the Period April 8, 2008(a) through
	(Unaudited)		2011		2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.43		$25.59		$25.39	$24.98	$25.00
Net investment income(b)	0.10		0.23		0.24	0.29	0.28
Net realized and unrealized gain (loss) on investments	0.02		(0.06)		0.36	0.52	(0.01)
Total from investment operations	0.12		0.17		0.60	0.81	0.27
Distribution to shareholders from:
Net investment income	(0.11)		(0.23)		(0.40)	(0.35)	(0.28)
Capital gains	—		(0.04)		—	—	—
Return of capital	—		(0.06)		—	(0.05)	(0.01)
Total distributions	(0.11)		(0.33)		(0.40)	(0.40)	(0.29)
Net asset value at end of period	$25.44		$25.43		$25.59	$25.39	$24.98
Share price at end of period(c)	$25.42		$25.41		$25.55	$25.23	$24.60
NET ASSET VALUE, TOTAL RETURN(d)	0.48%		0.67%		2.37%	3.27%	1.08	%(e)
SHARE PRICE TOTAL RETURN(d)	0.49%		0.75%		2.86%	4.20%	(0.45	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,633		$10,173		$10,236	$7,618	$2,498
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%		0.29%	0.29%	0.29	%(f)
Net investment income	0.82	%(f)	0.92%		0.94%	1.17%	1.99	%(f)
Portfolio turnover rate(g)	31%		119%		58%	295%	296%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$0.04		$(0.00	)(i)	$(0.07)	$(0.03)	$0.00	(i)

PowerShares Active Mega Cap Fund (PMA)

	Six Months Ended April 30, 2012		Year Ended October 31,			For the Period April 8, 2008(a) through
	(Unaudited)		2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.99		$23.73	$21.06	$18.24	$25.00
Net investment income(b)	0.18		0.36	0.29	0.26	0.17
Net realized and unrealized gain (loss) on investments	3.14		2.37	2.57	2.86	(6.93)
Total from investment operations	3.32		2.73	2.86	3.12	(6.76)
Distributions to shareholders from:
Net investment income	(0.24)		(0.47)	(0.19)	(0.30)	—
Net asset value at end of period	$29.07		$25.99	$23.73	$21.06	$18.24
Share price at end of period(c)	$29.07		$26.27	$23.75	$21.04	$18.23
NET ASSET VALUE, TOTAL RETURN(d)	12.88%		11.61%	13.58%	17.37%	(27.04	)%(j)
SHARE PRICE TOTAL RETURN(d)	11.67%		12.71%	13.77%	17.29%	(27.08	)%(j)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,175		$5,197	$3,560	$3,158	$1,824
Ratio to average net assets of:
Expenses	0.75	%(f)	0.75%	0.75%	0.75%	0.75	%(f)
Net investment income	1.31	%(f)	1.37%	1.26%	1.38%	1.30	%(f)
Portfolio turnover rate(g)	22%		89%	58%	87%	41%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$0.04		$0.03	$—	$0.07	$(0.00	)(i)

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask price.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (April 11, 2008, the first day of trading on the exchange) to October 31, 2008 was 0.88%. The share price total return from Fund Inception to October 31, 2008 was (0.89)%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(i)  Amount represents less than $0.005.

(j)  The net asset value total return from Fund Inception (April 11, 2008, the first day of trading on the exchange) to October 31, 2008 was (26.27)%. The share price total return from Fund Inception to October 31, 2008 was (26.31)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Active U.S. Real Estate Fund (PSR)

	Six Months Ended April 30, 2012		Year Ended October 31,		For the Period November 19, 2008(a) through
	(Unaudited)		2011	2010	October 31, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$50.32		$45.42	$33.01	$21.66
Net investment income(b)	0.57		0.54	1.07	0.72
Net realized and unrealized gain on investments	6.10		5.15	12.06	11.21
Total from investment operations	6.67		5.69	13.13	11.93
Distribution to shareholders from:
Net investment income	(0.51)		(0.79)	(0.72)	(0.58)
Capital gains	(0.08)		—	—	—
Total distributions	(0.59)		(0.79)	(0.72)	(0.58)
Net asset value at end of period	$56.40		$50.32	$45.42	$33.01
Share price at end of period(c)	$56.39		$50.36	$45.42	$33.05
NET ASSET VALUE, TOTAL RETURN(d)	13.36%		12.77%	40.16%	55.56	%(e)
SHARE PRICE TOTAL RETURN(d)	13.25%		12.86%	39.98%	55.70	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$25,381		$17,612	$20,438	$8,253
Ratio to average net assets of:
Expenses	0.80	%(f)	0.80%	0.80%	0.80	%(f)
Net investment income	2.18	%(f)	1.10%	2.65%	2.83	%(f)
Portfolio turnover rate(g)	17%		37%	20%	46%
Undistributed net investment income (loss) included in price of units issued and redeemed(b)(h)	$0.15		$(0.35)	$0.59	$0.71

(a)  Commencement of Investment Operations.

(b)  Based on average shares outstanding.

(c)  The mean between the last bid and ask price.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)  The net asset value total return from Fund Inception (November 20, 2008, the first day of trading on the exchange) to October 31, 2009 was 67.47%. The share price total return from Fund Inception to October 31, 2009 was 68.71%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h)  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2012 (Unaudited)

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust") was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2012, the Trust offered three portfolios:

Full Name	Short Name
PowerShares Active Low Duration Fund (PLK)	"Active Low Duration Fund"

PowerShares Active Mega Cap Fund (PMA)	"Active Mega Cap Fund"

PowerShares Active U.S. Real Estate Fund (PSR)	"Active U.S. Real Estate Fund"

Each portfolio (each a "Fund" and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The market prices of each Fund's Shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for a basket of securities, except with respect to Active Low Duration Fund for which Creation Units are issued and redeemed partially in-kind and partially for cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for the Active Low Duration Fund is total return. Active Mega Cap Fund's investment objective is long-term growth of capital. The investment objective for Active U.S. Real Estate Fund is high total return through growth of capital and current income.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2012 (Unaudited)

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing the Funds' portfolio securities, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2012 (Unaudited)

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Cash Transactions Risk. Unlike most exchange-traded funds ("ETFs"), Active Low Duration Fund currently effects creations and redemptions partially in-kind and partially for cash, rather than primarily in-kind because of the nature of the Fund's investments. As such, investments in the Fund's Shares may be less tax efficient than investments in conventional ETFs.

Derivatives Risk. The Active Low Duration Fund may invest in derivatives. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Many derivative transactions are entered into "over-the-counter" (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund's counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund's contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund's derivative positions at any time.

Risks of Investing in the Real Estate Industry. The Active U.S. Real Estate Fund invests in securities issued by companies in the real estate industry. The risks associated with the real estate industry in general include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.

Small and Medium Capitalization Company Risk. For Active U.S. Real Estate Fund, investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Risks of Investing in U.S. Treasury Futures. The Active Low Duration Fund may invest in futures contracts on U.S. Treasury securities to manage interest rate risk. These futures contracts enable the Fund to buy or sell a U.S. Treasury security in the future at an agreed-upon price. The use of futures contracts requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Fund enters into a futures contract on U.S. Treasury securities at the wrong time or judges market conditions incorrectly, the use of such derivatives may significantly reduce the Fund's return. The Fund could also experience losses if the U.S. Treasury securities

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2012 (Unaudited)

underlying futures contracts are not closely correlated with the securities held by the Fund or if the Fund is unable to close out a position because the market for such derivatives becomes illiquid.

Leverage Risk. The Active Low Duration Fund may engage in transactions, including the use of derivatives, that may give rise to a form of leverage, which may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise cause it to not achieve its intended objective. Leverage magnifies the potential for gain and the risk of loss. If the Fund uses leverage, there can be no assurance that the Fund's leverage strategy will be successful. Leverage may cause the Fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the Fund. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Fund's Shares will decrease faster than if the Fund had not used leverage. To mitigate leveraging risk, the Fund will earmark liquid assets or establish a segregated account or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking requirements.

Fixed-Income Securities Risk. The Active Low Duration Fund invests in fixed-income securities. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the price of most fixed-income securities goes down. When the general level of interest rates goes down, the price of most fixed-income securities goes up. A measure investors commonly use to determine this sensitivity is called duration. Fixed-income securities with longer durations typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter durations. A number of factors determine duration, including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features and various repayment features. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Equity Risk. The Active Mega Cap Fund and the Active U.S. Real Estate Fund invest in equity securities. Equity risk is the risk that the value of the securities that the Funds hold will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Funds hold; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Funds hold. In addition, securities of an issuer in the Funds' portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute substantially all

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2012 (Unaudited)

of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the returns for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized and/or accreted for financial purposes. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers (as defined below) and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid monthly to its shareholders for Active Low Duration Fund, declared and paid annually for Active Mega Cap Fund and declared and paid quarterly for the Active U.S. Real Estate Fund. Each Fund records dividends on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2012 (Unaudited)

H. Futures Contracts

The Active Low Duration Fund may enter into U.S. futures contracts to simulate full investment in securities, to facilitate trading or to reduce transaction costs. The Active Low Duration Fund invests in futures contracts on U.S. Treasury securities to manage interest rate risk and may do so with respect to the entire portfolio. A futures contract is an agreement between two parties to purchase or sell a specified underlying security or index for a specified price at a future date. The Fund will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Given that the Fund can use futures on U.S. Treasury Securities, the Fund can experience losses even if they are closely correlated. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs, providing certain clerical, bookkeeping and other administrative services and oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively the "Sub-Advisers"), the Funds' Sub-Advisers, which are affiliates of the Adviser. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee and the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active Low Duration Fund	0.29%
Active Mega Cap Fund	0.75%
Active U.S. Real Estate Fund	0.80%

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2012 (Unaudited)

The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Advisers for each Fund. The sub-advisory fee is paid by the Adviser to the Sub-Advisers at 40% of the Adviser's compensation of the sub-advised assets.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of April 30, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2012 (Unaudited)

With respect to each Fund, during the six-month period ended April 30, 2012, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Active Low Duration Fund
Corporate Debt Securities	$—	$1,125,733	$—	$1,125,733
U.S. Treasury Securities	—	4,448,321	—	4,448,321
U.S. Government Sponsored Agency Securities	—	2,013,185	—	2,013,185
Money Market Fund	22,151	—	—	22,151
Futures Contract*	(11,002)	—	—	(11,002)
Total Investments	$11,149	$7,587,239	$—	$7,598,388

* Unrealized appreciation.

Note 5. Derivative Investments

Each Fund has implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of Active Low Duration Fund's derivative instruments, detailed by primary risk exposure, held as of April 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts(a)	$2,242	$13,244

(a) Includes cumulative appreciation of futures contracts. Only current day's variation margin (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments for the six-month period ended April 30, 2012

The table below summarizes Active Low Duration Fund's gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts*
Realized Gain (Loss)
Interest rate risk	$(16,520)
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(12,056)
Total	$(28,576)

* The average value of outstanding futures during the period was $1,230,028.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2012 (Unaudited)

Open Futures Contracts
Active Low Duration Fund Contract	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	4	June-2012/Long	$882,187	$2,242
U.S. Treasury 5 Year Notes	8	June-2012/Short	(990,375)	(10,048)
U.S. Treasury 10 Year Notes	4	June-2012/Short	(529,125)	(3,196)
			$(637,313)	$(11,002)

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distributions (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2011, which expire on October 31 of each year listed below:

	2016	2017	2018	2019	Total*
Active Low Duration Fund	$—	$—	$—	$17,361	$17,361
Active Mega Cap Fund	94,344	413,231	109,797	—	617,372
Active U.S. Real Estate Fund	—	—	—	—	—

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the six-month period ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Government securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Active Low Duration Fund	$309,533	$167,452
Active Mega Cap Fund	1,723,446	1,746,165
Active U.S. Real Estate Fund	3,721,533	3,852,327

For the six-month period ended April 30, 2012, the cost of securities purchased and the proceeds from sales of U.S. Government securities for the Active Low Duration Fund amounted to $2,169,550 and $4,930,899, respectively.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2012 (Unaudited)

For the six-month period ended April 30, 2012, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Active Low Duration Fund	$—	$—
Active Mega Cap Fund	5,411,903	1,269,744
Active U.S. Real Estate Fund	14,412,666	9,362,476

Gains and losses on in-kind transactions are generally not considered taxable gains and losses for Federal income tax purposes.

At April 30, 2012, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Active Low Duration Fund	$7,501,214	$108,176	$108,322	$(146)
Active Mega Cap Fund	9,136,995	1,038,504	1,138,406	(99,902)
Active U.S. Real Estate Fund	22,748,283	2,638,840	2,752,586	(113,746)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Except for Active Low Duration Fund, such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Active Low Duration Fund issues and redeems Shares partially in-kind and partially for cash. Transactions in capital shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2012 (Unaudited)

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2012, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the continuation of the following agreements on behalf of PowerShares Active Low Duration Fund, PowerShares Active Mega Cap Fund and PowerShares Active U.S. Real Estate Fund (each, a "Fund" and collectively, the "Funds"):

•  the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for each Fund; and

•  the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for each Fund (the "Sub-Advisory Agreement"): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a "Sub-Adviser" and collectively, the "Sub-Advisers").

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees also reviewed information on the performance of the Funds and their benchmark indices for the one-year, three-year and since-inception (November 20, 2008 for PowerShares Active U.S. Real Estate Fund and April 11, 2008 for each other Fund) periods ended December 31, 2011 and each Fund's Lipper peer group ranking (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year and since-inception periods ended December 31, 2011. Based on the information provided, the Board noted that:

For the one-year period ended December 31, 2011

•  each Fund, other than PowerShares Active Low Duration Fund, had outperformed its benchmark;

•  the performance of PowerShares Active Low Duration Fund ranked in the 2nd quartile of its Lipper peer group; and

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

•  the performance of each of PowerShares Active Mega Cap Fund and PowerShares Active U.S. Real Estate Fund ranked in the 1st quartile of its Lipper peer group.

For the three-year period ended December 31, 2011

•  each Fund, other than PowerShares Active Mega Cap Fund, had underperformed its benchmark;

•  the performance of PowerShares Active Low Duration Fund ranked in the 2nd quartile of its Lipper peer group;

•  the performance of PowerShares Active Mega Cap Fund ranked in the 1st quartile of its Lipper peer group; and

•  the performance of PowerShares Active U.S. Real Estate Fund ranked in the 3rd quartile of its Lipper peer group.

For the since-inception period ended December 31, 2011

•  each Fund, other than PowerShares Active Mega Cap Fund, had underperformed its benchmark;

•  the performance of PowerShares Active Low Duration Fund ranked in the 2nd quartile of its Lipper peer group;

•  the performance of PowerShares Active Mega Cap Fund ranked in the 1st quartile of its Lipper peer group; and

•  the performance of PowerShares Active U.S. Real Estate Fund ranked in the 3rd quartile of its Lipper peer group.

The Trustees considered the Adviser's explanation for the Funds' performance. The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent and the Sub-Advisers. They noted the significant amount of time and effort that had been devoted to structuring the Trust, obtaining the necessary exemptive relief from the Securities and Exchange Commission and arranging for service providers for the Funds. They noted that, unlike most of the other exchange-traded funds ("ETFs") for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers. The Trustees also noted that the Adviser is responsible for overseeing each Fund's operations and management, including trade execution.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information prepared by the Adviser from Lipper Inc. databases on the expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.29% for PowerShares Active Low Duration Fund, 0.75% for PowerShares Active Mega Cap Fund and 0.80% for PowerShares Active U.S. Real Estate Fund, and that the Adviser pays all other

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

operating expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment objectives and strategies as the Funds. The Trustees noted that the advisory fee for each Fund was:

•  higher than the median expense ratio of its ETF peer funds; and

•  higher than the median expense ratio of its open-end index peer funds; but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees reviewed the overall profitability of the Adviser and noted that the Adviser, to date, estimated that it had incurred a loss from its relationship with the Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each Fund at a meeting held on April 19, 2012. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)

of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage each Fund's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to each Fund under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Advisers, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to the Funds. The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the Funds, the Trustees considered the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the Funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Trust's proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2012 Invesco PowerShares Capital Management LLC  P-PS-SAR-10

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(1)       Code of Ethics

Not required for a semi-annual report.

(a)(2)       Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)       Not Applicable.

(b)           Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 2, 2012

By:	/s/ Sheri L. Morris

Name:	Sheri L. Morris
Title:	Treasurer

Date:	July 2, 2012